Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Inventory write down	$ 644	$ 1,544
Prepaid expenses and accruals	116	(49)
Target bonus accrual	2,213	1,615
Net operating loss	4,545
Other	1,537	1,418
Subtotal	9,055	4,528
Noncurrent deferred tax assets:
Net operating loss carryforwards	2,805	9,345
Deferred lease credit and deferred rent		1,228
Fixed asset basis difference		(2,082)
Intangible asset basis difference		(494)
Other	232	502
Subtotal	3,037	8,499
Total deferred tax assets	12,092	13,027
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	64	68
Others	688	147
Subtotal	752	215
Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,707	2,293
Others	1,447	193
Subtotal	4,154	2,486
Total deferred tax liabilities	$ 4,906	$ 2,701